Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock

6.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
On May 7, 2021, the Company amended and restated its Certificate of Incorporation (the “Fifth Restatement”). The Fifth Restatement replaces all previous Certificates of Incorporation.
Under the Fifth Restatement, the Company is authorized to issue 79,000,000 shares of common stock with $0.0001 par value. The holders of common stock are entitled to one vote for each share held.
Under the Fifth Restatement, the number of shares of preferred stock authorized for issuance remained the same at 62,072,064 with $0.0001 par value.
The Company’s Redeemable Convertible Preferred Stock as of June 30, 2021 consisted of the following (in thousands, except share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price	Net Carrying Value	Aggregate Liquidation Preference
Series A	5,941,109	5,941,109	$0.56	$3,228	$3,321
Series B	12,011,923	10,653,146	1.23	12,783	13,087
Series C-1	16,345,688	16,275,688	1.84	18,398	29,988
Series C-2	27,773,344	3,939,149	2.95	29,848	11,613

	62,072,064	36,809,092		$64,257	$58,009

Sale of Series
C-2
Redeemable Convertible Preferred Stock
In March 2021, the Company issued 3,900,988 shares of Series
C-2
redeemable convertible preferred stock for $2.95 per share, totaling $11,500 thousand. The Company incurred $39 thousand in costs associated with the issuance. In connection with the sale of the Series
C-2
redeemable convertible preferred stock, the Company issued warrants to purchase 585,145 shares of Series
C-2
redeemable convertible preferred stock and extinguished a portion of the
C-2
Purchase Right for 3,900,988 shares. The warrants are exercisable at a price of $0.0001 per share. The extinguishment of a portion of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right reduced the Company’s derivative liabilities and increased the amount attributable to the issuance by $23,152 thousand. Total transaction value of $34,613 thousand was allocated to the Series
C-2
redeemable convertible preferred stock and warrants in the amounts of $29,516 thousand and $5,097 thousand, respectively.
Amendment to Series
C-2
Redeemable Convertible Preferred Stock Purchase Right and Related Warrants
On May 7, 2021, the Company amended its Series
C-2
Preferred Stock Purchase Agreement and Amendment to Series C Preferred Stock Purchase Agreement. Under the terms of the amended agreement, the number of shares of
C-2
Convertible Redeemable Preferred Stock required to be issued by the Company and purchased by investors under the
C-2
Redeemable Convertible Preferred Stock Purchase Right were adjusted, and the Company issued Series
C-2
warrants. The Series
C-2
warrants are exercisable at a price of $.0001 per share upon a successful SPAC merger with ACON. The investors may purchase shares subject to the
C-2
Redeemable Convertible Preferred Stock Purchase Right at any time and must purchase the shares upon the Company’s achievement of specific milestones. The number of shares subject to and potential proceeds from the
C-2
Redeemable Convertible Preferred Stock Purchase Agreement and related
C-2
Warrants are as follows, before and after the amendment:

	As of June 30, 2021
	Quantity	Price	Proceeds
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	23,236,328	$2.95	$68,499,998

	As of June 30, 2021 Upon Completion of SPAC merger
	Quantity	Price	Proceeds
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	5,427,464	$2.95	$16,000,000
Series C-2 Warrant exercisable upon SPAC merger	14,365,207	0.0001	1,437

Total Proceeds Upon Exercise			$16,001,437

	As of June 30, 2021 Milestones without SPAC merger
	Quantity	Price	Proceeds
Series C -2 Redeemable Convertible Preferred Stock Purchase Right	22,897,111	$2.95	$67,499,996

The Series
C-2
Redeemable Convertible Purchase Right must be exercised prior to the SPAC merger or it will be eliminated in the event of the successful SPAC merger. If the SPAC merger is unsuccessful, then the remaining rights of the two investors under the Series
C-2
Redeemable Convertible Purchase Right from the Series C Preferred Stock Purchase Agreement dated August 28, 2019 will be restored, as shown in the tables above. The combined value of the Series
C-2
Redeemable Convertible Preferred Stock Purchase Right and related Series
C-2
warrants are included within derivative liabilities on the Company’s condensed balance sheets.

Warrants
The Company periodically issues warrants in conjunction with the issuance of preferred stock or debt. As of June 30, 2021, and December 31, 2020, the following warrants were outstanding:

	June 30, 2021	December 31, 2020
Common Stock Warrants	304,900	305,611
Series B Preferred Stock Warrants	1,358,777	1,362,771
Series C Preferred Stock Warrants	616,984	70,000

Total Warrants	2,280,661	1,738,382

The outstanding warrants include Series C redeemable convertible preferred stock warrants and Series B redeemable convertible preferred stock warrants issued in conjunction with the Company’s long-term debt discussed within Note 4. The table of warrants outstanding above, does not include the 14,365,207 Series
C-2
warrants contingently issued as per the Amendment to Series
C-2
Redeemable Convertible Preferred Stock Purchase Right, that are only exercisable upon completion of the SPAC merger and adjust to a quantity of zero if a SPAC merger is not completed.
The Company’s Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants are liability classified awards.
The Company’s Series B redeemable convertible preferred stock warrants were issued at exercise prices ranging from $0.001 per share to $1.42 per share. 68,000 shares of Series B redeemable convertible preferred stock warrants have a ten-year
exercise period and the remaining 1,290,777 shares of redeemable convertible preferred stock warrants do not expire until a significant transaction has occurred, as defined by the Warrant Purchase Agreement. The warrants were fully vested at the issuance date.
The Company’s Series
C-1
and
C-2
redeemable convertible preferred stock warrants, reflected in the table below, were issued with prices ranging from $0.0001 to $1.84 per share, a life of 10 years and were fully vested at issuance.
The common stock warrants, all issued at a price of $0.001 per share, are recorded at fair value within equity. The common stock warrants are fully vested at issuance and do not expire until a significant transaction has occurred, as defined by the Warrant Purchase Agreement.
The warrants were valued using the following assumptions:

	As of June 30, 2021
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	80%
Expected term (in years)	N/A	2	2	2
Risk-free interest rate	N/A	0.25%	0.25%	0.25%
Dividend yield	N/A	0%	0%	0%

	As of December 31, 2020
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	N/A
Expected term (in years)	N/A	2	2	N/A
Risk-free interest rate	N/A	0.13%	0.13%	N/A
Dividend yield	N/A	0%	0%	N/A

10.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
The Company amended and restated its certificate of incorporation effective August 27, 2019 (the “Third Restatement”). This Third Amended and Restated Certificate of Incorporation replaced the Second Amended and Restated Certificate of Incorporation that was in effect in 2018 and 2019 prior to August 27, 2019 (the “Second Restatement”). The Third Restatement authorized the Company to issue Series C redeemable convertible preferred stock. The authorization and addition of Series C redeemable convertible preferred stock was the only significant change to the Amended and Restated Certificate of Incorporation.
Redeemable Convertible Preferred Stock and Warrants
The Company’s Redeemable Convertible Preferred Stock as of December 31, 2020 consisted of (in thousands, except share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price	Net Carrying Value	Aggregate Liquidation Preference
Series A	5,941,109	5,941,109	$0.56	$3,228	$3,321
Series B	12,011,923	10,649,152	1.22848	12,746	13,082
Series C- 1	16,345,688	16,275,688	1.84248	18,398	29,988
Series C- 2	27,137,317	—	—	—	—

	61,436,037	32,865,949		$34,372	$46,391

Under the Third Restatement, dividends accrue, if and when declared by the Board, on the preferred stock at a rate of $0.044725 per share of Series A, $0.09828 per share of Series B, $0.14740 per share of Series
C-1
and $0.23584 per share of Series
C-2.
All dividends are
non-cumulative
and are payable only upon declaration by the Board of Directors. No dividends can be declared on any other class of stock unless the holders of first Series C, then Series B and then Series A receive all dividends accrued or declared but unpaid. The Company has not declared any dividends.
Liquidation Preferences
In the event of any liquidation, dissolution, or
winding-up
of the Company, the holders of preferred stock shall be entitled to receive ratably, prior and in preference to any distribution of the asset or funds of the Company to the holders of the common stock, an amount equal to the issuance price per share for Series C, Series B, and Series A as adjusted for stock splits, stock dividends, combinations, recapitalizations and similar transactions, plus any accrued and unpaid dividends (the “Liquidation Preference”). If the Company has insufficient assets to permit payment of the Liquidation Preference in full to all holders of preferred stock, then the assets of the Company shall be distributed ratably to the holders of the Series C redeemable convertible preferred stock. If any assets remain after distribution to the holders of the Series C redeemable convertible preferred stock, then the assets would be distributed ratably to the holders of the Series B redeemable convertible preferred stock. If any assets remain after distribution to the holders of the Series C and Series B redeemable convertible preferred stock, then the assets would be distributed ratably to the holders of the Series A redeemable convertible preferred stock. A change in control, sale or merger would qualify as a liquidation event.
After payment of the Liquidation Preference to the holders of preferred stock, the remaining assets of the Company shall be distributed ratably to the holders of common stock on a fully converted basis.
Voting Rights
Each holder of each outstanding share of Preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred stock could be converted as of the date of the vote.

Conversion Rights
Each share of preferred stock is convertible, at the option of the holder, into the number of shares of Common stock determined by dividing the original issue price for the relevant series by the conversion price for such series.
Redemption Rights
Series B redeemable convertible preferred stock were redeemable at any time, at the option of the holder, after the fifth anniversary from the August 25, 2017 original issuance date, but within ninety days after the receipt of a written request from not less than two thirds of the Series B stockholders. These redemption rights were eliminated with the Third Restatement.
All classes of preferred stock and warrants are not redeemable by the holder except in the event of acquisition, merger, consolidation, or the sale, lease, transfer, exclusive license, or other disposition by the Company or any subsidiary of all or substantially all of the assets of the Company. These events are outside the control of the Company, and therefore the preferred stock have been classified in the mezzanine section of balance sheets.
Future Rights to Purchase Series
C-2
Convertible Preferred Stock
The Company’s Series C redeemable convertible preferred stock financing agreement provides additional committed funding of up to $79,999 thousand, through the purchase of up to 27,137,000 shares of Series
C-2
redeemable convertible preferred stock based on the completion of certain operational milestones at a predetermined price of $2.94797 per share, to certain Series
C-1
Investors.
The Company determined that its obligation to issue, and the Company’s investors’ obligation to purchase shares of Series
C-2
redeemable convertible preferred stock at a fixed price represents a freestanding derivative financial instrument (the “Series
C-2
Redeemable Convertible Preferred Stock Issuance Right”). The Series
C-2
Redeemable Convertible Preferred Stock Issuance Right was initially recorded at fair value and is adjusted to fair value at each reporting date, with the change in fair value recorded as a component of other income and expense in the statement of operations. The Series
C-2
Redeemable Convertible Preferred Stock Issuance Right expires in August 2021 and was classified as a noncurrent derivative liability as of December 31, 2020 and 2019.
The Series
C-2
Redeemable Convertible Preferred Stock Issuance Right was initially valued at a fair value of $11,379 thousand. The Company recorded a net increase in the liability of $11,532 thousand and $0 for the years ended December 31, 2020 and 2019, respectively, for changes in the estimated fair value of the Series
C-2
Redeemable Convertible Preferred Stock Issuance Right.
Warrants
The Company periodically issues warrants in conjunction with the issuance of preferred stock or debt. As of December 31, the following warrants were outstanding:

	2020	2019
Common Stock Warrants	305,611	305,611
Series B Preferred Warrants	1,362,771	1,362,771
Series C Preferred Warrants	70,000	—

Total Warrants	1,738,382	1,668,382

The outstanding warrants include Series B redeemable convertible preferred stock warrants issued in the Series B redeemable convertible preferred issuance as well as in conjunction with the Company’s long-term debt, and Series C redeemable convertible preferred stock warrants issued in conjunction with the Company’s long-term debt discussed within Note 8.

The Company’s Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants are liability awards. Refer to Note 13.
The Company’s Series B redeemable convertible preferred stock warrants were issued at exercise prices ranging from $0.001 per share to $1.22 per share. 68,000 shares of Series B redeemable convertible preferred stock warrants have a ten-year exercise period and the remainder do not expire until a significant transaction has occurred, as defined by the warrant purchase agreement. The warrants were fully vested at the issuance date.
The Company’s Series C redeemable convertible preferred stock warrants were issued with a price of $1.84 per share, a life of 10 years and were fully vested at issuance.
The common stock warrants, all issued at a price of $0.001 per share, are recorded at fair value within equity when they were issued in conjunction with the Series B preferred stock issuance. The common stock warrants are fully vested at issuance and do not expire until a significant transaction has occurred, as defined by the warrant purchase agreement.
The warrants were valued using the following assumptions:

	At issuance date
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	80%	80%	80%
Expected term (in years)	5.00	5.00	3.75
Risk-free interest rate	2.20%	2.20 - 2.73%	0.29%
Dividend yield	0%	0%	0%

	As of December 31, 2020
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	2.00	2.00
Risk-free interest rate	N/A	0.13%	0.13%
Dividend yield	N/A	0%	0%

	As of December 31, 2019
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	4.00	4.00
Risk-free interest rate	N/A	1.66%	1.66%
Dividend yield	N/A	0%	0%